Operating Segments (Non Current Assets by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [Line Items]
Non-current assets	$ 5,567	$ 5,484
Israel [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	3,570	3,387
Europe [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	1,228	1,227
Asia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	401	455
North America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	309	321
Others [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	$ 59	$ 94